Stock-Based Compensation (Details 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014	Oct. 27, 2013
Stock-based compensation expense, along with the related income tax benefit
Stock based compensation expense recognized	$ 15,717	$ 14,393	$ 17,596
Income tax benefit recognized	(5,967)	(5,469)	(6,655)
After-tax stock-based compensation expense	$ 9,750	$ 8,924	$ 10,941
Period for recognition of unrecognized stock-based compensation expense	2 years 7 months 6 days
Stock-based compensation expense unrecognized	$ 9,300
Number of shares available for future grants	25,100	26,600	27,900
Stock options
Stock-based compensation
Cash received from stock options exercised	$ 10,500	$ 10,500	$ 30,200
Tax benefit realized from stock options, aggregate	$ 25,600	$ 28,400	$ 29,400
Reconciliation of Stock Options
Outstanding, at the beginning of the period (in shares)	17,402
Granted (in shares)	1,514
Exercised (in shares)	1,716
Forfeited (in shares)	1
Outstanding, at the end of the period (in shares)	17,199	17,402
Exercisable at the end of the period (in shares)	12,899
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 24.61
Granted (in dollars per share)	52.55
Exercised (in dollars per share)	18.61
Forfeited (in dollars per share)	18.71
Outstanding at the end of the period (in dollars per share)	27.67	$ 24.61
Exercisable at end of period (in dollars per share)	$ 22.83
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period	5 years
Exercisable at end of period	4 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 699,294
Exercisable at end of period	$ 586,844
Weighted-average grant date fair value of stock options granted, and the total intrinsic value of options exercised
Weighted-average grant date fair value of options granted (in dollars per share)	$ 9.84	$ 9.70	$ 5.50
Intrinsic value of exercised options	$ 67,516	$ 74,972	$ 77,610
Weighted-average assumptions used to calculate fair value of each ordinary option award
Risk-free interest rate (as a percent)	2.10%	2.50%	1.40%
Dividend yield (as a percent)	1.90%	1.80%	2.10%
Stock price volatility (as a percent)	19.00%	20.00%	20.00%
Expected option life	8 years	8 years	8 years
Nonvested shares
Reconciliation of the nonvested shares
Nonvested shares at the beginning of the period	70
Nonvested shares granted in period	37
Nonvested shares vested in period	70
Nonvested shares at the end of the period	37	70
Weighted Average Grant Date Fair Value
Nonvested shares at the beginning of the period (in dollars per share)	$ 33.58
Nonvested shares granted in period (in dollars per share)	51.74	$ 44.12	$ 35.42
Nonvested shares vested in period (in dollars per share)	33.58
Nonvested shares at the end of the period (in dollars per share)	$ 51.74	$ 33.58
Weighted-average grant date fair value, the total fair value of nonvested shares granted, and the fair value of shares that have vested
Fair value of nonvested shares granted	$ 1,920	$ 1,760	$ 1,600
Fair value of shares vested	$ 2,347	$ 2,085	$ 1,824